Cover	6 Months Ended
Jun. 30, 2023
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 10
Entity Registrant Name	FIRST PERSON LTD.
Entity Central Index Key	0001900035
Entity Primary SIC Number	2833
Entity Incorporation, State or Country Code	A0
Entity Address, Address Line One	1840, 444 – 5th Ave
Entity Address, Address Line Two	SW
Entity Address, City or Town	Calgary
Entity Address, State or Province	AB
Entity Address, Postal Zip Code	T2P 2T8
City Area Code	(587)
Local Phone Number	577-9261
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1840, 444 – 5th Ave.
Entity Address, Address Line Two	SW
Entity Address, State or Province	AB
Entity Address, Postal Zip Code	T2P 2T8
City Area Code	403
Local Phone Number	225-3003
Contact Personnel Name	Jan Campbell